SCHEDULE OF KEY FINANCIAL PERFORMANCE OF SEGMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
IfrsStatementLineItems [Line Items]
Revenue	$ 20,666	¥ 3,360,460	¥ 3,683,421	¥ 3,589,306
Inter segment elimination	(1,189)	(193,359)	(144,499)	(128,071)
Total revenue	19,477	3,167,101	3,538,922	3,461,235
Segment profit (loss)	1,886	306,628	570,656	641,855
Unallocated corporate expenses	(6,064)	(986,178)	(644,707)	(493,621)
Finance costs	(114)	(18,459)	(21,965)	(21,607)
Share of income of investments in an associate	123	20,071	13,963	(1,061)
Gain on disposal of a subsidiary				94,000
Other income	2,659	432,343	182,391	16,448
Other expense		(16,713)	(51,293)	(4,412)
Profit before income tax expense	519	84,294	49,225	231,602
Depreciation of property and equipment	370	60,168	62,121	60,270
Unallocated depreciation of property and equipment	42	6,850	7,632	6,340
Investments in an associate				2,939
Capital expenditures	302	49,095	46,077	98,489
Finance income	2	265	180
Gain on disposal of investments in an associate	2,371	385,517
Fair value change on financial assets at fair value through profit of loss	(241)	(39,180)
Other expense	$ (103)	(16,713)	(51,293)	(4,412)
Consultancy and management [member]
IfrsStatementLineItems [Line Items]
Revenue		2,185,203	2,553,139	2,170,765
Inter segment elimination		(88,437)	(72,837)
Total revenue		2,096,766	2,480,302	2,170,765
Segment profit (loss)		263,448	591,537	558,696
Unallocated corporate expenses
Finance costs
Share of income of investments in an associate
Gain on disposal of a subsidiary
Other income
Other expense
Profit before income tax expense
Depreciation of property and equipment		5,888	47,302
Unallocated depreciation of property and equipment
Investments in an associate
Capital expenditures
Finance income
Gain on disposal of investments in an associate
Fair value change on financial assets at fair value through profit of loss
Events curation [member]
IfrsStatementLineItems [Line Items]
Revenue		997,233	968,082	1,020,338
Inter segment elimination		(102,546)	(69,286)	(125,695)
Total revenue		894,687	898,796	894,643
Segment profit (loss)		28,229	(14,643)	54,890
Unallocated corporate expenses
Finance costs
Share of income of investments in an associate
Gain on disposal of a subsidiary
Other income
Other expense
Profit before income tax expense
Depreciation of property and equipment		51,416	7,227	4,395
Unallocated depreciation of property and equipment
Investments in an associate				2,939
Capital expenditures
Finance income
Gain on disposal of investments in an associate
Fair value change on financial assets at fair value through profit of loss
Sub-leasing [member]
IfrsStatementLineItems [Line Items]
Revenue		104,929	69,722	285,495
Inter segment elimination		(2,376)	(2,376)	(2,376)
Total revenue		102,553	67,346	283,119
Segment profit (loss)		45,356	23,665	94,050
Unallocated corporate expenses
Finance costs
Share of income of investments in an associate
Gain on disposal of a subsidiary
Other income
Other expense
Profit before income tax expense
Depreciation of property and equipment			246	47,063
Unallocated depreciation of property and equipment
Investments in an associate
Capital expenditures
Finance income
Gain on disposal of investments in an associate
Fair value change on financial assets at fair value through profit of loss
Restaurant operation [member]
IfrsStatementLineItems [Line Items]
Revenue		73,095	92,478	112,708
Inter segment elimination
Total revenue		73,095	92,478	112,708
Segment profit (loss)		(30,405)	(29,903)	(65,781)
Unallocated corporate expenses
Finance costs
Share of income of investments in an associate
Gain on disposal of a subsidiary
Other income
Other expense
Profit before income tax expense
Depreciation of property and equipment		2,864	7,346	8,812
Unallocated depreciation of property and equipment
Investments in an associate
Capital expenditures		49,095	46,077	¥ 98,489
Finance income
Gain on disposal of investments in an associate
Fair value change on financial assets at fair value through profit of loss